Condensed consolidating financial information of guarantor and issuers of registered guaranteed securities - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Banco Popular De Puerto Rico [Member]
Condensed Financial Statements, Captions [Line Items]
Amount Available For Dividend Distribution With Approval From Regulatory Agencies	$ 404	$ 243
Bpna [Member]
Condensed Financial Statements, Captions [Line Items]
Amount Available For Dividend Distribution With Approval From Regulatory Agencies	$ 0	$ 0